UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 6th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/Kathryn A. Burns   		Denver, Colorado   May 2, 2011

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss, LLC
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-01666               Eagle Asset Management, Inc.
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total:     $613,420

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    22643    64981 SH       DEFINED 01            64981        0        0
  ABBOTT LABORATORIES            COM              002824100    27885   568500 SH       DEFINED 01           568500        0        0
  ALLSTATE CORP                  COM              020002101    20105   632644 SH       DEFINED 01           632644        0        0
  BLACKROCK INC                  COM              09247X101    23920   119000 SH       DEFINED 01           119000        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702    12992   155350 SH       DEFINED 01           155350        0        0
  CONSOL ENERGY INC              COM              20854P109    26279   490000 SH       DEFINED 01           490000        0        0
  COVIDIEN PLC                   SHS              G2554F113    18439   355000 SH       DEFINED 01           355000        0        0
  CISCO SYSTEMS INC              COM              17275R102    17991  1049013 SH       DEFINED 01          1049013        0        0
  CVS CORP                       COM              126650100    18790   547500 SH       DEFINED 01           547500        0        0
  GENL ELECTRIC                  COM              369604103    37125  1851620 SH       DEFINED 01          1851620        0        0
  GOOGLE INCORPORATED            COM              38259P508    34117    58200 SH       DEFINED 01            58200        0        0
  HARTFORD FINL S                COM              416515104    15754   585000 SH       DEFINED 01           585000        0        0
  INVESCO LTD                    COM              G491BT108    17509   685000 SH       DEFINED 01           685000        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    24770   537301 SH       DEFINED 01           537301        0        0
  MEDTRONIC                      COM              585055106    14453   367304 SH       DEFINED 01           367304        0        0
  METLIFE INC                    COM              59156R108    39270   877930 SH       DEFINED 01           877930        0        0
  MERCK & CO                     COM              58933Y105    21622   655000 SH       DEFINED 01           655000        0        0
  MICROSOFT CORP                 COM              594918104    34544  1362135 SH       DEFINED 01          1362135        0        0
  NRG ENERGY INC                 COM              629377508    23960  1112326 SH       DEFINED 01          1112326        0        0
  PFIZER INC                     COM              717081103     5535   272547 SH       DEFINED 01           272547        0        0
  PRUDENTIAL FINANCIAL           COM              744320102    12316   200000 SH       DEFINED 01           200000        0        0
  QUALCOMM                       COM              747525103    15824   288600 SH       DEFINED 01           288600        0        0
  ROYAL DUTCH SHELL              ADS A            780259206    25822   354400 SH       DEFINED 01           354400        0        0
  STATE STREET CORP              COM              857477103     8644   192353 SH       DEFINED 01           192353        0        0
  SUNCOR ENERGY INC              COM              867224107     9865   220000 SH       DEFINED 01           220000        0        0
  TEVA PHARMA ADR                ADR              881624209    28095   560000 SH       DEFINED 01           560000        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102    17739   392457 SH       DEFINED 01           392457        0        0
  VISA                           COM              92826C839    20614   280000 SH       DEFINED 01           280000        0        0
  EXXON MOBIL COR                COM              30231G102    16798   199664 SH       DEFINED 01           199664        0        0

S REPORT SUMMARY             29     DATA RECORDS          613420                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED